SHARE CAPITAL - Stock options (Details) Options in Thousands	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
SHARE CAPITAL
Balance | Options	8,628	13,087
Granted | Options	2,360
Forfeited | Options	(1,417)	(1,925)
Expired | Options	(3,993)	(2,534)
Balance | Options	5,578	8,628
Begining balance | $ / shares	$ 4.39	$ 5.08
Granted | $ / shares	1.12
Forfeited | $ / shares	3.58	4.13
Expired | $ / shares	5.01	8.22
Ending balance | $ / shares	$ 2.81	$ 4.39